Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Interest-bearing loans and borrowings
24.	Interest-bearing loans and borrowings
This note provides information about the company’s interest-bearing loans and borrowings. For more information about the company’s exposure to interest rate and foreign exposure currency risk - refer to Note 29
Risks arising from financial instruments.

Non-current liabilities Million US dollar	31 December 2020	31 December 2019
Secured bank loans	46	71
Unsecured bank loans	—	50
Unsecured bond issues	93 523	95 674
Unsecured other loans	73	77
Lease liabilities	1 837	1 692

Non-current interest-bearing loans and borrowings	95 478	97 564

Current liabilities Million US dollar	31 December 2020	31 December 2019
Secured bank loans	656	790
Commercial papers	1 522	1 599
Unsecured bank loans	294	135
Unsecured bond issues	202	2 532
Unsecured other loans	10	20
Lease liabilities	397	333

Current interest-bearing loans and borrowings	3 081	5 410
The current and
non-current
interest-bearing loans and borrowings amount to 98.6 billion US dollar as at 31 December 2020, compared to 103.0 billion US dollar as at 31 December 2019.
In March 2020, the company drew the full 9.0 billion US dollar commitment under the 2010 Senior Facilities Agreement, in order to proactively safeguard its liquidity position by holding cash on its balance sheet through the period of significant financial market volatility and uncertainty as a result of the
COVID-19
virus pandemic. The revolving credit facilities were repaid in full in the second quarter of 2020. On 18 February 2021, the company announced the successful signing of a new 10.1 billion US dollar Sustainable-Linked Loan Revolving Credit Facility (“SLL RCF”) with an initial five-year term, replacing the aforementioned 9.0 billion US dollar of committed long-term credit facilities (refer to Note 35
Events after the balance sheet date
).
Commercial papers amount to 1.5 billion US dollar as at 31 December 2020 (31 December 2019: 1.6 billion US dollar) and include programs in US dollar and euro with a total authorized issuance up to 5.0 billion US dollar and 3.0 billion euro, respectively.
On 2 April 2020 and 3 April 2020, Anheuser-Busch InBev NV/SA (ABISA) and Anheuser-Busch InBev Worldwide Inc. (ABIWW) respectively, completed the issuance of the following series of bonds:

Issue date	Issuer (abbreviated)	Maturity date	Currency	Aggregate principal amount (in millions)	Interest rate
2 April 2020	ABISA	2 December 2027	EUR	1 000	2.125%
2 April 2020	ABISA	2 April 2032	EUR	1 750	2.875%
2 April 2020	ABISA	2 April 2040	EUR	1 750	3.700%
3 April 2020	ABIWW	1 June 2030	USD	1 750	3.500%
3 April 2020	ABIWW	1 June 2040	USD	1 000	4.350%
3 April 2020	ABIWW	1 June 2050	USD	2 250	4.500%
3 April 2020	ABIWW	1 June 2060	USD	1 000	4.600%
On 7 July 2020, the company completed the tender offers of seven series of notes issued by Anheuser-Busch InBev NV/SA (ABISA) and Anheuser-Busch InBev Finance Inc. (ABIFI) and repurchased 3.0 billion US dollar aggregate principal amount of these notes.

The total principal amount accepted in the tender offers is set out in the table below:

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)	Principal amount not redeemed (in million)
7 July 2020	ABISA	4.000% Notes due 2021	EUR	750	231	519
7 July 2020	ABISA	1.950% Notes due 2021	EUR	650	123	527
7 July 2020	ABISA	0.875% Notes due 2022	EUR	2 000	356	1 644
7 July 2020	ABISA	0.800% Notes due 2023	EUR	1 000	356	644
7 July 2020	ABIFI	Floating Rate Notes due 2021	USD	311	129	182
7 July 2020	ABIFI	2.625% Notes due 2023	USD	643	167	476
7 July 2020	ABIFI	3.300% Notes due 2023	USD	2 799	1 467	1 332

On 15 September 2020, the company completed the tender offers of six series of notes issued by Anheuser-Busch InBev NV/SA (ABISA), Anheuser-Busch InBev Finance Inc. (ABIFI) and Anheuser-Busch InBev Worldwide Inc. (ABIWW) and repurchased 2.1 billion US dollar aggregate principal amount of these notes. The total principal amount accepted in the tender offers is set out in the table below:

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)	Principal amount not redeemed (in million)
17 September 2020	ABIWW	Floating rate notes due 2024	USD	229	113	116
17 September 2020	ABIWW	3.500% Notes due 2024	USD	654	404	250
17 September 2020	ABIFI	3.700% Notes due 2024	USD	865	376	489
17 September 2020	ABISA	Floating rate notes due 2024	EUR	1 500	517	983
17 September 2020	ABISA	2.875% Notes due 2024	EUR	750	195	555
17 September 2020	ABISA	1.500% Notes due 2025	EUR	2 500	353	2 147
These tender offers were financed with cash.
During 2020, the company announced that Anheuser-Busch InBev NV/SA (ABISA) and its wholly-owned subsidiaries Anheuser-Busch InBev Worldwide Inc (ABIWW), Anheuser-Busch InBev Finance Inc. (ABIFI) and Anheuser-Busch North American Holding Corporation (ABNA) were exercising their options to redeem the outstanding principal amount for an aggregate principle amount of 10.0 billion US dollar indicated in the table below of the following series of notes:

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)
29 July 2020	ABIWW	3.250% Notes due 2022	AUD	550	550
12 August 2020	ABIWW	4.375% Notes due 2021	USD	285	285
12 August 2020	ABIWW	2.500% Notes due 2022	USD	454	454
12 August 2020	ABIFI	3.375% Notes due 2023	CAD	600	600
12 August 2020	ABNA	3.750% Notes due 2022	USD	150	150
25 September 2020	ABISA	1.750% Notes due 2025	GBP	650	650
8 October 2020	ABIFI	2.600% Notes due 2024	CAD	1 300	1 300
8 October 2020	ABISA	1.950% Notes due 2021	EUR	527	527
8 October 2020	ABISA	0.875% Notes due 2022	EUR	1 644	1 644
3 December 2020	ABISA	4.000% Notes due 2021	EUR	519	519
3 December 2020	ABISA	0.800% Notes due 2023	EUR	644	644
16 December 2020	ABIFI	2.625% Notes due 2023	USD	476	476
16 December 2020	ABIFI	3.300% Notes due 2023	USD	1 332	1 332
16 December 2020	ABIFI	3.700% Notes due 2024	USD	489	489
16 December 2020	ABIWW	3.500% Notes due 2024	USD	250	250
The redemption of these notes was financed with cash.
Net debt is defined as
non-current
and current interest-bearing loans and borrowings and bank overdrafts minus debt securities and cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to highlight changes in the company’s overall liquidity position.
AB InBev’s net debt decreased to 82.7 billion US dollar as at 31 December 2020, from 95.5 billion US dollar as at 31 December 2019. Aside from operating results that are net of capital expenditures, the net debt is impacted mainly by the payment of interests and taxes (6.4 billion US dollar), settlement of derivatives (0.7 billion US dollar increase of net debt), dividend payments to shareholders of AB InBev and Ambev (1.8 billion US dollar), foreign exchange impact on net debt (3.4 billion US dollar increase of net debt), the proceeds from the divestiture of the Australian business (10.8 billion US dollar decrease of net debt) and the proceeds related to the issuance of a 49.9% minority stake in the company’s
US-based
metal container operations (3.0 billion US dollar decrease of net debt).
The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	31 December 2020	31 December 2019
Non-current interest-bearing loans and borrowings	95 478	97 564
Current interest-bearing loans and borrowings	3 081	5 410

Interest-bearing loans and borrowings	98 559	102 974
Bank overdrafts	5	68
Cash and cash equivalents	(15 252)	(7 238)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(173)	(146)
Debt securities (included within Investment securities)	(418)	(117)

Net debt	82 722	95 542
Reconciliation of liabilities arising from financing activities
The table below details changes in the company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the company’s consolidated cash flow statement from financing activities.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2020	97 564	5 410
Proceeds from borrowings	11 226	3 596
Payments on borrowings	(13 596)	(9 520)
Capitalization / (payment) of lease liabilities	394	(484)
Amortized cost	71	17
Unrealized foreign exchange effects	2 521	241
Current portion of long-term debt	(3 744)	3 744
Other movements	1 042	77

Balance at 31 December 2020	95 478	3 081

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2019	106 997	4 584
Proceeds from borrowings	17 939	4 645
Payments on borrowings	(22 339)	(8 253)
Capitalization / (payment) of lease liabilities	420	(441)
Amortized cost	75	13
Unrealized foreign exchange effects	(538)	(39)
Current portion of long-term debt	(4 769)	4 769
Liabilities associated with assets held for sale	(69)	(15)
Other movements	(152)	147

Balance at 31 December 2019	97 564	5 410